Financial instruments by category (Details 1) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Net amount presented, Financial assets	$ 56,130	$ 288,983
Net amount presented, Financial liabilities	135,263	677,697
Trade And Other Payables [Member]
Statement [Line Items]
Gross amounts recognized, Financial liabilities	18,414	50,264
Gross amounts offset, Financial liabilities	(2,947)	(3,810)
Net amount presented, Financial liabilities	15,467	46,454
Trade And Other Receivables [Member]
Statement [Line Items]
Gross amounts recognized, Financial assets	27,904	90,565
Gross amounts offset, Financial assets	(2,947)	(3,811)
Net amount presented, Financial assets	$ 24,957	$ 86,754